Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS Series Trust
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	TOWPATH FOCUS FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOWFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Towpath Focus Fund – Institutional Class - TOWFX (the “Fund”) for the period December 1, 2024 to November 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.
Additional Information Phone Number	1-877-593-8637.
Additional Information Email	www.oelschlagerinvestments.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Towpath Focus Fund	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

For the fiscal year ended November 30, 2025, Towpath Focus Fund returned 19.35%, while the Russell 3000 Index returned 13.59% and the Lipper Multi-Cap Core Average 9.22%. Since inception almost six years ago, the Fund has gained 123.12%, compared to Russell’s 124.95% and Lipper’s 97.35%.

In early 2025 President Trump started a trade war that he quickly tempered after his announced tariffs led to a sharp selloff in stocks. Despite the backtracking, tariffs remained a key piece of his negotiating strategy. Inflation stayed above the Fed’s 2% target, but the central bank continued to lower the Fed Funds rate. Questions about the Fed’s independence swirled, as Mr. Trump worked to reshape the board with individuals more sympathetic to his way of thinking. Economic growth remained healthy, but the unemployment rate began to climb steadily off historically low levels.

Despite the headwinds, stocks posted strong gains, buoyed by profit margins that remained high. Heavy investment in AI boosted revenues in many industries.

The belief in the AI plays, despite warning signs, manifested itself in the momentum factor (securities that had been going up) working to an extraordinary degree. Winning stocks kept winning. Given the increasing number of market participants playing this game, it’s quite possible that when it stops working, the reversal will be dramatic.

In spite of our reluctance to play the momentum game and our concern about possible overinvestment in AI, the Fund’s performance was strong. Standouts in the portfolio included Google parent Alphabet, which escaped regulatory action relatively unscathed and showed impressive progress on AI. The Fund’s positions in pharmaceuticals (e.g. GSK and Novartis), biopharma (Gilead and Amgen), and financials (Bank of New York) also helped.

Laggards included plus-size retailer Torrid, whose sales suffered from merchandise missteps, and Prestige Consumer Healthcare, a provider of over-the-counter healthcare products that reported disappointing growth.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2025

	ONE YEAR	FIVE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Focus Fund	19.35%	14.94%	14.53%	123.12%	$22,312
Russell 3000 Index	13.59%	14.16%	14.70%	124.95%	$22,495
Lipper Multi-Cap Core Average	9.22%	11.94%	12.18%	97.35%	$19,735

Net Assets	$ 61,700,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 355,006
Investment Company, Portfolio Turnover	9.78%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$61.7 MILLION	36	9.78%	$355,006

Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings (% OF NET ASSETS)*
Material Fund Change [Text Block]	MATERIAL FUND CHANGES No material changes occurred during the period ended November 30, 2025.
Updated Prospectus Email Address	www.oelschlagerinvestments.com
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	TOWPATH TECHNOLOGY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOWTX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Towpath Technology Fund - Institutional Class - TOWTX (the “Fund”) for the period December 1, 2024 to November 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.
Additional Information Phone Number	1-877-593-8637.
Additional Information Email	www.oelschlagerinvestments.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Towpath Technology Fund	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

For the fiscal year ended November 30, 2025, Towpath Technology Fund returned 7.89%, while the S&P 500 Equal Weight Information Technology Index returned 17.07% and the Morningstar Information Technology category peers returned 21.55%. Since inception almost five years ago, the Fund has gained a cumulative 58.36%, versus 85.48% for the Index and 49.31% for the technology fund peers.

The market’s enthusiasm for AI remained strong in the latest fiscal year. The primary beneficiary of this was the semiconductor industry, but it affected other areas as well. Many software and services stocks declined because they didn’t offer the growth of the AI plays and in some cases their businesses are viewed as being vulnerable to AI. It may very well be the case that software companies will benefit from AI, as they replace labor with AI, but the market has at least so far not seen it that way. The massive buildout of AI infrastructure as well as the circularity of deals make us a bit leery of the AI space.

Many of the attributes that traditionally are seen in winning tech stocks were absent during the year. Conversely, many of the characteristics one normally finds in losing stocks were present in many of the winners. Money-losing companies outperformed dramatically, as did tech firms with low interest coverage, less stability, and fast sales growth. In other words, tech investing has been turned on its head. We believe it is only a matter of time before this reverses, and the time-tested attributes return to the fore.

The other interesting aspect of tech during the year was the wide range of returns. There are always big winners and big losers in a given year, but the sheer number of both in the most recent fiscal year was astounding.

The Fund’s strong performers for the year included KLA, whose tools used in semiconductor manufacturing continue to experience high demand, and shipbuilder Huntington Ingalls, who made improvement on some operational issues and benefited from the prospect of increased defense spending.

Hurting performance were digital payments company PayPal, on slowing growth, and HP, who experienced rising costs from tariffs and saw weakness in its printing division.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 8,100,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ (586)
Investment Company, Portfolio Turnover	5.62%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED THE FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$8.1 MILLION	42	5.62%	$ (586)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)*

1.	Alphabet, Inc. Class A	11.11%
2.	KLA Corp.	5.22%
3.	Apple, Inc.	4.78%
4.	Meta Platforms, Inc. Class A	4.72%
5.	Ituran Location & Control Ltd. (Israel)	3.95%
6.	Check Point Software Technologies Ltd. (Israel)	3.41%
7.	Cisco Systems, Inc.	3.23%
8.	Zoom Communications, Inc. Class A	2.88%
9.	DropBox, Inc. Class A	2.73%
10.	PayPal Holdings, Inc.	2.28%
	Total % of Net Assets	44.31%

* Excludes Short-Term Investments.

Material Fund Change [Text Block]	MATERIAL FUND CHANGES No material changes occurred during the period ended November 30, 2025.
Updated Prospectus Phone Number	1-877-593-8637.
Updated Prospectus Email Address	www.oelschlagerinvestments.com